CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating activities
Net earnings (loss)	$ (16,853)	$ 55,038	$ 27,199
Items not requiring (providing) cash
Amortization	23,517	28,296	28,590
Stock-based compensation (note 26(a))	9,404	9,347	6,713
Gain on sale of AirCard business (note 9)	0	(94,078)	0
Deferred income taxes	771	16,339	(13,606)
Loss (gain) on disposal of property and equipment	21	(10)	107
Impairment	3,756	0	0
Impairment of assets related to discontinued operations	0	1,012	0
Other	6,764	(2,687)	(2,414)
Changes in non-cash working capital
Accounts receivable	(5,180)	10,897	(616)
Inventories	(8,949)	11,908	(4,019)
Prepaid expenses and other	25,421	(7,254)	(14,543)
Accounts payable and accrued liabilities	10,538	(13,139)	10,997
Deferred revenue and credits	(510)	1,147	(422)
Cash flows provided by operating activities	48,700	16,816	37,986
Investing activities
Purchase of M2M business of Sagemcom (note 5)	0	0	(55,218)
Purchase of M2M business of AnyDATA (note 6)	0	(5,196)	0
Purchase of In Motion Technology, net of cash acquired (note 7)	(23,853)	0	0
Additions to property and equipment	(9,078)	(11,359)	(15,845)
Proceeds from sale of property & equipment	130	32	139
Increase in intangible assets	(1,751)	(2,211)	(2,607)
Proceeds from sale of AirCard Business (note 9)	13,800	119,958	0
Net change in short-term investments	2,470	(2,470)	9,347
Increase in other assets	(4,054)	0	0
Cash flows provided by (used in) investing activities	(22,336)	98,754	(64,184)
Financing activities
Issuance of common shares, net of share issue costs	6,404	8,106	436
Repurchase of common shares for cancellation	0	(5,772)	(6,312)
Purchase of treasury shares for RSU distribution	(5,955)	(3,433)	(2,489)
Taxes paid related to net settlement of equity awards (note 2(w))	(1,403)	(408)	(4)
Excess tax benefits from equity awards (note 2(w))	1,376	1,458	71
Decrease in other long-term obligations	(400)	(876)	(1,000)
Cash flows provided by (used in) financing activities	22	(925)	(9,298)
Effect of foreign exchange rate changes on cash and cash equivalents	3,260	(875)	(2,233)
Cash and cash equivalents, increase (decrease) in the year	29,646	113,770	(37,729)
Cash and cash equivalents, beginning of year	177,416	63,646	101,375
Cash and cash equivalents, end of year	207,062	177,416	63,646
Supplemental disclosures:
Net income taxes paid (received)	3,763	5,746	2,022
Interest paid	63	130	144
Non-cash purchase of property and equipment (funded by obligation under capital lease)	$ 296	$ 243	$ 335